`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     November 2, 2005

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	234,645

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Intl Group Com        COM              026874107     5643    91079 SH       SOLE                                      91079
Amgen Inc                      COM              031162100     5902    74084 SH       SOLE                                      74084
Aquila Inc Com                 COM              03840P102      106    26650 SH       SOLE                                      26650
Aura Sys Inc Com               COM              051526101        0    13000 SH       SOLE                                      13000
Automatic Data Process Com     COM              053015103     3573    83019 SH       SOLE                                      83019
Bank Of America Corp New       COM              060505104      580    13785 SH       SOLE                                      13785
Bed Bath & Beyond Inc Com      COM              075896100     2155    53625 SH       SOLE                                      53625
Berkshire Hathaway Inc Del Cl  COM              084670108     1968       24 SH       SOLE                                         24
Berkshire Hathaway Inc Del Cl  COM              084670207    12737     4664 SH       SOLE                                       4664
Capital Crossing Bk Com        COM              140071101      308     8880 SH       SOLE                                       8880
Cdt Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
Chesapeake Energy Corp Com     COM              165167107     8798   230010 SH       SOLE                                     230010
ChevronTexaco Corp Com         COM              166764100    15386   237692 SH       SOLE                                     237692
Cisco Sys Inc                  COM              17275R102     7533   420383 SH       SOLE                                     420383
Coca-Cola                      COM              191216100     3783    87584 SH       SOLE                                      87584
Comcast Corp New Cl A          COM              20030N101      225     7644 SH       SOLE                                       7644
Comerica Inc Rbc               COM              200340107      210     3571 SH       SOLE                                       3571
ConocoPhillips Com             COM              20825C104     7605   108786 SH       SOLE                                     108786
Dell Computer                  COM              24702R101     7984   233446 SH       SOLE                                     233446
Du Pont E I De Nemours Com     COM              263534109      206     5257 SH       SOLE                                       5257
E M C Corp Mass Com            COM              268648102      207    16026 SH       SOLE                                      16026
Eli Lilly & Co.                COM              532457108     1006    18806 SH       SOLE                                      18806
Exxon Mobil Corp Com           COM              30231G102    18467   290635 SH       SOLE                                     290635
Fidelity Comwlth Tr Ndq Cp Idx COM              315912808      340     4010 SH       SOLE                                       4010
Fulton Finl Corp Pa Com        COM              360271100      170    10151 SH       SOLE                                      10151
General Electric Co            COM              369604103     8168   242577 SH       SOLE                                     242577
Home Depot                     COM              437076102     7611   199560 SH       SOLE                                     199560
Intel                          COM              458140100     7861   318901 SH       SOLE                                     318901
International Business Machine COM              459200101      231     2881 SH       SOLE                                       2881
J P Morgan Chase & Co          COM              46625H100      211     6223 SH       SOLE                                       6223
Johnson & Johnson              COM              478160104     5900    93243 SH       SOLE                                      93243
Juniper Networks Inc Com       COM              48203R104      238    10000 SH       SOLE                                      10000
Kinder Morgan Inc Kans Com     COM              49455P101     8972    93301 SH       SOLE                                      93301
Lowes Cos Inc Com              COM              548661107     2182    33888 SH       SOLE                                      33888
Lucent Technologies Com        COM              549463107       45    13778 SH       SOLE                                      13778
Mcdonalds                      COM              580135101      859    25658 SH       SOLE                                      25658
Medco Health Solutions Com     COM              58405U102      616    11233 SH       SOLE                                      11233
Medtronic                      COM              585055106     1885    35160 SH       SOLE                                      35160
Microsoft                      COM              594918104     6624   257428 SH       SOLE                                     257428
Nasdaq 100 Tr Unit Ser 1       COM              631100104      567    14370 SH       SOLE                                      14370
Nokia Corp Sponsored Adr       COM              654902204     3437   203271 SH       SOLE                                     203271
Nortel Networks Corp New       COM              656568102      162    49600 SH       SOLE                                      49600
Oracle Corp Com                COM              68389X105     6330   510461 SH       SOLE                                     510461
Pfizer                         COM              717081103     6260   250683 SH       SOLE                                     250683
Proctor & Gamble               COM              742718109     3511    59056 SH       SOLE                                      59056
Provident Energy Tr Tr Unit    COM              74386K104     2487   204041 SH       SOLE                                     204041
SBC Communications Inc         COM              78387G103      927    38686 SH       SOLE                                      38686
SLM Corp                       COM              78442P106     6718   125248 SH       SOLE                                     125248
Select Sector Spdr Tr Sbi Heal COM              81369Y209     8573   273451 SH       SOLE                                     273451
Student Loan Corp              COM              863902102     9459    39933 SH       SOLE                                      39933
Sun Life Finl Svcs Cda Com     COM              866796105      208     5556 SH       SOLE                                       5556
Teco Energy Inc.               COM              872375100     1090    60511 SH       SOLE                                      60511
United Healthcare Corp Com     COM              91324P102     6815   121256 SH       SOLE                                     121256
Unitrin Inc Com                COM              913275103      527    11100 SH       SOLE                                      11100
Verizon Communications Com     COM              92343V104     1333    40770 SH       SOLE                                      40770
Wal-Mart Stores Inc            COM              931142103      334     7627 SH       SOLE                                       7627
Walgreens, Inc.                COM              931422109     2070    47630 SH       SOLE                                      47630
iShares Tr Russell 1000 Growth COM              464287614      344     6900 SH       SOLE                                       6900
iShares Tr Russell 2000        COM              464287655      653     9832 SH       SOLE                                       9832
iShares Tr S&P Gbl Energy      COM              464287341     9766    95925 SH       SOLE                                      95925
iShares Tr S&P Midcap Value    COM              464287705     4855    69356 SH       SOLE                                      69356
iShares Tr S&P Smlcp Grow      COM              464287887      947     8148 SH       SOLE                                       8148
iShares Tr S&P Smlcp Value     COM              464287879      745    11666 SH       SOLE                                      11666
La Quinta Corp Paired Ctf                       50419U202      232    26665 SH       SOLE                                      26665